RISK MANAGEMENT - Modified financial assets - Credit commitments (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Loan commitments and financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 31,618,592	$ 28,676,421
Loan commitments and financial guarantee contracts [member] | Colombia, Pesos
Disclosure of financial assets [line items]
Notional amount	30,392,045	25,916,587
Loan commitments and financial guarantee contracts [member] | United States of America, Dollars
Disclosure of financial assets [line items]
Notional amount	1,206,958	2,741,438
Loan commitments and financial guarantee contracts [member] | Euro Member Countries, Euro
Disclosure of financial assets [line items]
Notional amount	14,873	14,517
Loan commitments and financial guarantee contracts [member] | Other Currency [Member]
Disclosure of financial assets [line items]
Notional amount	4,716	3,879
Financial guarantee contracts [member]
Disclosure of financial assets [line items]
Notional amount	2,199,093	3,082,949
Unused credit card limits
Disclosure of financial assets [line items]
Notional amount	14,847,091	12,933,383
Approved credits not disbursed
Disclosure of financial assets [line items]
Notional amount	6,792,792	5,432,167
Credit arrangements
Disclosure of financial assets [line items]
Notional amount	5,108,039	4,583,513
Unused limits of overdrafts
Disclosure of financial assets [line items]
Notional amount	2,271,247	2,261,456
Unused letters of credit
Disclosure of financial assets [line items]
Notional amount	$ 400,330	$ 382,953